Stock-Based Compensation (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	56,844	107,765	140,158
Exercised	(7,104)	(372)	(2)
Cancelled/Forfeited	(21,921)	(50,549)	(32,391)
Outstanding, ending of year	27,819	56,844	107,765
Weighted-Average Exercise Price Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	44.25	44.52	45.86
Exercised	35.00	34.51	25.32
Cancelled/Forfeited	51.06	44.90	50.31
Outstanding, ending of year	41.24	44.25	44.52